Risk management - Schedule of Foreign Exchange Forward Contracts (Detail)	Jan. 01, 2026 CAD ($) ForeignExchangeForwardContracts	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Notional Amount		$ 184,000,000	$ 339,200,000
Forward Contract [member] | January 2026 | Foreign Exchange Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 2,500,000
Financial instruments, remaining term, description	January 2026
Financial instruments price | ForeignExchangeForwardContracts	1.384
Forward Contract [member] | February 2026 | Foreign Exchange Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 19,000,000
Financial instruments, remaining term, description	February 2026
Financial instruments price | ForeignExchangeForwardContracts	1.3719
Forward Contract [member] | March 2026 | Foreign Exchange Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 16,000,000
Financial instruments, remaining term, description	March 2026
Financial instruments price | ForeignExchangeForwardContracts	1.3686
Forward Contract [member] | April 2026 | Foreign Exchange Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 13,500,000
Financial instruments, remaining term, description	April 2026
Financial instruments price | ForeignExchangeForwardContracts	1.365